INVESTMENTS (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 4,923		R$ 5,385		R$ 5,378
Gain (loss) by equity method (Income statement)		845		182		357	[1]
Dividends		(519)		(654)		(399)
Ending balance		5,107		4,923		5,385
Other		(193)		(6)		13
Additions / acquisitions		51		56		119
Losses on investments				(40)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)						37
Disposals						(120)
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Beginning balance		59		53		54
Gain (loss) by equity method (Income statement)		15		14		9	[1]
Dividends		(27)		(8)		(10)
Ending balance		47		59		53
Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		125		131	[2]	131	[2]
Gain (loss) by equity method (Income statement)		58		(6)
Ending balance		183		125		131	[2]
Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Beginning balance		47		36		31
Gain (loss) by equity method (Income statement)		16		11		11	[1]
Dividends		(16)				(6)
Ending balance		47		47		36
M E S A [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Gain (loss) by equity method (Income statement)		10
Ending balance		10
Fip Melbourne [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			[3],[4]	158		385
Gain (loss) by equity method (Income statement)		169	[3],[4]	(158)		(227)	[1]
Ending balance		8	[3],[4]		[3],[4]	158
Other	[3],[4]	(161)
Lightger [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		124		131	[2]	128	[2]
Gain (loss) by equity method (Income statement)		17		5		10	[1],[2]
Dividends		(7)		(12)		(7)	[2]
Ending balance		134		124		131	[2]
Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		168		159		157
Gain (loss) by equity method (Income statement)		22		31		23	[1]
Dividends		(30)		(22)		(21)
Ending balance		160		168		159
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		933	[5]	965		1,028
Gain (loss) by equity method (Income statement)		(47)	[5]	(32)		(63)	[1]
Ending balance		886	[5]	933	[5]	965
Alianca norte (belo monte plant) [member]
IfrsStatementLineItems [Line Items]
Beginning balance		609	[5]	631		671
Gain (loss) by equity method (Income statement)		(33)	[5]	(22)		(40)	[1]
Ending balance		576	[5]	609	[5]	631
Ativas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		16
Gain (loss) by equity method (Income statement)		(1)
Ending balance				16
Other		(15)
Taesa [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,580		1,467		1,213
Gain (loss) by equity method (Income statement)		305		481		494	[1]
Dividends		(336)		(368)		(240)
Ending balance		1,549		1,580		1,467
Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,141		1,167		1,192
Gain (loss) by equity method (Income statement)		104		199		89	[1]
Dividends		(48)		(225)		(114)
Ending balance		1,194		1,141		1,167
Other		(3)
Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		201		195		180
Gain (loss) by equity method (Income statement)		22		13		15	[1]
Dividends		(38)		(7)
Ending balance		185		201		195
U F V Janauba Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		3		10		10
Gain (loss) by equity method (Income statement)		1		1		1	[1]
Dividends		(1)		(2)		(1)
Ending balance		3		3		10
Other				(6)
U F V Corinto Geracao De Energia Eletrica Distriiuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		9	[6]	10
Gain (loss) by equity method (Income statement)		2	[6]			1	[1]
Dividends		(2)	[6]	(1)
Ending balance		8	[6]	9	[6]	10
Other	[6]	(1)
Additions / acquisitions						9
U F V Manga Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		11	[6]	11
Gain (loss) by equity method (Income statement)		3	[6]	2		1	[1]
Dividends		(2)	[6]	(2)
Ending balance		11	[6]	11	[6]	11
Other	[6]	(1)
Additions / acquisitions						10
U F V Bonfinopolis I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		6	[6]	6
Gain (loss) by equity method (Income statement)	[6]	1
Dividends	[6]	(1)
Ending balance		5	[6]	6	[6]	6
Other	[6]	(1)
Additions / acquisitions						6
U F V Lagoa Grande Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		15	[6]	15
Gain (loss) by equity method (Income statement)		3	[6]	2		3	[1]
Dividends		(2)	[6]	(2)
Ending balance		15	[6]	15	[6]	15
Other	[6]	(1)
Additions / acquisitions						12
U F V Lontra Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		18	[6]	17
Gain (loss) by equity method (Income statement)		4	[6]	1		3	[1]
Dividends	[6]	(3)
Ending balance		18	[6]	18	[6]	17
Other	[6]	(1)
Additions / acquisitions						14
U F V Mato Verde Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		6	[6]	6
Gain (loss) by equity method (Income statement)		1	[6]	1		1	[1]
Dividends		(1)	[6]	(1)
Ending balance		6	[6]	6	[6]	6
Additions / acquisitions						5
U F V Mirabela Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		4	[6]	4
Gain (loss) by equity method (Income statement)		1	[6]	1
Dividends		(1)	[6]	(1)
Ending balance		4	[6]	4	[6]	4
Other						(1)
Additions / acquisitions						5
U F V Porteirinha I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		5	[6]	6
Gain (loss) by equity method (Income statement)	[6]	1
Dividends		(1)	[6]	(1)
Ending balance		4	[6]	5	[6]	6
Other	[6]	(1)
Additions / acquisitions						6
U F V Porteirinha I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		7	[6]	7
Gain (loss) by equity method (Income statement)		1	[6]	1		1	[1]
Dividends		(1)	[6]	(1)
Ending balance		7	[6]	7	[6]	7
Additions / acquisitions						6
U F V Brasilandia Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[7]	15	[6]
Gain (loss) by equity method (Income statement)		3	[6]	4	[7]
Dividends		(2)	[6]	(1)	[7]
Ending balance		15	[6]	15	[6],[7]		[7]
Other	[6]	(1)
Additions / acquisitions	[7]			12
Apolo I S P E Empreendimentos E Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Gain (loss) by equity method (Income statement)		1
Ending balance		7
Additions / acquisitions		6
U F V Campo Lindo I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Gain (loss) by equity method (Income statement)		1
Ending balance		8
Additions / acquisitions		7
U F V Campo Lindo I I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Gain (loss) by equity method (Income statement)		2
Ending balance		9
Additions / acquisitions		7
U F V Olaria I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Gain (loss) by equity method (Income statement)		1
Ending balance		8
Additions / acquisitions		7
Axxiom [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		4
Gain (loss) by equity method (Income statement)		(4)
Ending balance				4
Itaocara [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Gain (loss) by equity method (Income statement)		(3)
Ending balance
Other		(7)
Additions / acquisitions		10
Total of investments [member]
IfrsStatementLineItems [Line Items]
Beginning balance		5,106		5,415		5,400
Gain (loss) by equity method (Income statement)		676		337		366	[1]
Dividends		(519)		(654)		(399)
Ending balance		5,107		5,106		5,415
Other		(193)		(6)		13
Additions / acquisitions		37		14		118
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)						37
Disposals						(120)
Itaocara Overdraft Liability [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) by equity method (Income statement)		7
Additions / acquisitions		14
Beginning balance		(21)
Ending balance				(21)
M E S A Loss Provisions [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) by equity method (Income statement)	[8]	162
Beginning balance	[8]	(162)
Ending balance	[8]			(162)
Madeira Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				209		167
Gain (loss) by equity method (Income statement)				(209)		42	[1]
Ending balance						209
Ativas Data Center [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		16		17		16
Gain (loss) by equity method (Income statement)				(1)		1	[1]
Ending balance				16		17
Axxiom Solucoes Tecnologicas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		4		4	[2]	13	[2]
Gain (loss) by equity method (Income statement)				(2)		(9)	[1],[2]
Ending balance				4		4	[2]
Additions / acquisitions				2
Itaocara Equity Deficit [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) by equity method (Income statement)				7	[9]	(9)	[1],[10]
Additions / acquisitions				42	[9]	1	[10]
Beginning balance		(21)	[9]	(30)	[9],[10]	(22)	[10]
Ending balance	[9]			(21)		(30)	[10]
Losses on investments	[9]			(40)
Madeira Energia Provisions To Losses [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) by equity method (Income statement)	[11]			(162)
Beginning balance	[11]	R$ (162)
Ending balance	[11]			(162)
Companhia de transmissao centroeste de minas [member]
IfrsStatementLineItems [Line Items]
Beginning balance						24
Gain (loss) by equity method (Income statement)	[1]
Ending balance
Other						14
Additions / acquisitions						45
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)						37
Disposals						R$ (120)

[1]	Includes bargain purchase related to the acquisition of the joint-controlled entities UFV Corinto, UFV Manga, UFV Lagoa Grande, UFV Lontra, UFV Mato Verde and UFV Porteirinha II, in the amount of R$7.
[2]	With the cessation of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. More details see Notes 1 and 32.
[3]	Indirect participation in the Santo Antônio Plant through these investees.
[4]	On September 12, 2022, AGPar made the payment associated with the settlement arising from Arbitral Award CCBC-86/2016 to the Melbourne Fund. Thereafter, the Company recognized the receivable against income. Further details are provided throughout this note.
[5]	Indirect participation in Belo Monte Dam through these investees.
[6]	On May 23, 2022, the reduction of capital stock of these UFVs was approved by means of an Extraordinary General Assembly.
[7]	Includes the amount of R$2 of the acquisition of the jointly controlled subsidiary UFV Brasilândia.
[8]	In June 2022, the provision related to the Company's contractual obligations assumed with the investee and the other shareholders was reversed. Further details are disclosed in this note.
[9]	On December 1, 2021, CEMIG GT injected capital into UHE Itaocara S.A., in the amount of R$40. This amount is proportional to its shareholding interest in the investee and was recognized under Other expenses in the Company’s income statement. Further, R$1 was injected to cover the expenses specified in the 2021 budget of the investee.
[10]	On December 31, 2019, the investee had negative shareholders’ equity. Thus, after reducing the accounting book value of its interest to zero, the Company recognized the provision for losses on investments, in the amount of R$22, resulting from contractual obligations assumed with the subsidiary and the other shareholders.
[11]	A loss was recognized for extension of the contractual obligations which the Company had assumed to the investee and the other shareholders. On December 31, 2021 this amount was R$162.